EARNINGS PER SHARE (FY) (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2020
Earnings Per Share Reconciliation [Abstract]
Net income / (loss) attributable to common stockholders	$ 2,106,250	$ 1,400,755	$ 2,207,382		$ 4,313,632
Divided by: [Abstract]
Basic weighted average shares of common stock outstanding (in shares)	5,376,411	7,144,670	5,908,822		5,694,475
Basic weighted average earnings per common share (in dollars per share)	$ 0.39 [1]	$ 0.20	$ 0.37	[1]	$ 0.76

[1]	The sum of per share amounts for the period from July 31, 2020 to September 30, 2020 and the quarter ended December 31, 2020 may differ from the annual per share amounts due to the required method of computing weighted-average number of common shares outstanding in the respective periods and share offerings that occurred during the year.